SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENTS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHIC INFORMATION
NOTE 14:-	SEGMENTS AND GEOGRAPHIC INFORMATION

a.	Segment information:

The Company manages its business on the basis of one reportable segment. See Note 1a for a brief description of the Company's business.

b.	Total revenues are attributed to geographic areas based on the bill-to location of the customers and/or customers' manufacturing subcontractors.

The following table presents total revenues for the years ended December 31, 2013, 2012 and 2011 and long-lived assets as of December 31, 2013, 2012 and 2011:

	2013		2012		2011
	Revenues	Long-lived assets *)	Revenues	Long-lived assets *)	Revenues	Long-lived assets *)

Israel	$3,468	$2,314	$4,093	$1,485	$5,643	$1,026
China and Hong Kong	27,446	--	17,297	--	25,136	--
Far East (excluding China and Hong Kong)	2,944	--	2,327	--	2,933	--
Canada	61	--	119	--	1,375	--
USA	7,837	--	7,325	--	10,440	2
Europe	29,038	--	23,378	--	17,635	--
Others	56	--	168	--	295	--

	$70,850	$2,314	$54,707	$1,485	$63,457	$1,028

*)	Excluding goodwill and intangible assets.

c.
Revenues from network processors amounted to $70,014, $53,442 and $61,802 for the years ended December 31, 2013, 2012 and 2011, respectively (including NPU based systems). These revenues also included royalty revenues derived from the agreement with Marvell which amounted to $27,495, $23,287 and $16,845 for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, revenues from software tools and other services amounted to $836, $1,265 and $1,655 for the years ended December 31, 2013, 2012 and 2011, respectively.

d.	Sales to the Company's significant customers, including sales to their manufacturing subcontractors, as a percentage of total revenue were as follows:

	Year ended December 31,
	2013	2012	2011

Customer A	39%	43%	27%
Customer B	19%	17%	24%
Customer C	15%	13%	11%